FAM VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Banks - 3.5%
Pinnacle Financial Partners, Inc.	386,527	$ 25,912,770
SouthState Corporation	364,610	24,560,130
		50,472,900
Building Products - 1.0%
Fortune Brands Innovations, Inc.	226,732	14,093,661

Capital Markets - 6.0%
Brookfield Asset Management Ltd. - Class A	397,940	13,267,320
Brookfield Corporation - Class A	1,591,760	49,774,335
T. Rowe Price Group, Inc.	229,320	24,048,788
		87,090,443
Chemicals - 3.4%
Air Products & Chemicals, Inc.	175,500	49,736,700

Construction Materials - 4.1%
Vulcan Materials Company	297,930	60,187,818

Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. - Class A (a)	86	45,707,022

Electronic Equipment, Instruments & Components - 13.9%
Amphenol Corporation - Class A	573,240	48,146,427
CDW Corporation	558,200	112,622,432
Zebra Technologies Corporation - Class A (a)	179,460	42,447,674
		203,216,533
Health Care Equipment & Supplies - 3.9%
Stryker Corporation	208,000	56,840,160

Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc. (a)	11,350	35,002,833

Insurance - 15.6%
Brown & Brown, Inc.	1,441,492	100,673,801
Markel Group, Inc. (a)	53,850	79,293,587

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Insurance - 15.6% (Continued)
Progressive Corporation (The)	340,000	$ 47,362,000
		227,329,388
IT Services - 2.1%
ExlService Holdings, Inc. (a)	1,072,900	30,084,116

Life Sciences Tools & Services - 2.1%
Waters Corporation (a)	112,700	30,903,467

Machinery - 13.3%
Graco, Inc.	670,180	48,842,718
IDEX Corporation	431,530	89,766,871
Illinois Tool Works, Inc.	242,560	55,863,994
		194,473,583
Multi-Line Retail - 1.1%
Dollar General Corporation	146,300	15,478,540

Oil, Gas & Consumable Fuels - 2.0%
EOG Resources, Inc.	233,500	29,598,460

Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	279,510	48,939,406
Microchip Technology, Inc.	258,860	20,204,023
		69,143,429
Specialty Retail - 11.2%
AutoZone, Inc. (a)	18,265	46,392,917
CarMax, Inc. (a)	373,296	26,403,226
Ross Stores, Inc.	810,688	91,567,210
		164,363,353
Trading Companies & Distributors - 2.9%
Fastenal Company	780,900	42,668,376

Total Common Stocks (Cost $520,034,251)		$ 1,406,390,782

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.6%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.26% (b) (Cost $37,953,110)	37,953,110	$ 37,953,110

Total Investments at Value - 98.9% (Cost $557,987,361)		$ 1,444,343,892

Other Assets in Excess of Liabilities - 1.1%		16,080,937

Net Assets - 100.0%		$ 1,460,424,829

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Aerospace & Defense - 3.0%
HEICO Corporation - Class A	139,305	$ 18,000,992

Building Products - 6.8%
Trane Technologies plc	200,300	40,642,873

Capital Markets - 1.3%
T. Rowe Price Group, Inc.	73,370	7,694,312

Chemicals - 4.8%
Air Products & Chemicals, Inc.	101,281	28,703,035

Commercial Services & Supplies - 3.2%
Cintas Corporation	39,783	19,136,021

Commercial Support Services - 3.6%
Republic Services, Inc.	152,890	21,788,354

Construction Materials - 3.5%
Vulcan Materials Company	102,830	20,773,717

Containers & Packaging - 3.1%
Avery Dennison Corporation	100,367	18,334,040

Distributors - 3.2%
Pool Corporation	53,900	19,193,790

Electronic Equipment, Instruments & Components - 8.4%
Amphenol Corporation - Class A	75,251	6,320,332
CDW Corporation	217,000	43,781,920
		50,102,252
Food Products - 0.9%
McCormick & Company, Inc.	71,200	5,385,568

Health Care Equipment & Supplies - 6.8%
STERIS plc	52,000	11,409,840

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Health Care Equipment & Supplies - 6.8% (Continued)
Stryker Corporation	107,000	$ 29,239,890
		40,649,730
Industrial Conglomerates - 2.0%
Roper Technologies, Inc.	25,200	12,203,856

Insurance - 8.0%
Arthur J. Gallagher & Company	208,500	47,523,405

IT Services - 13.9%
Broadridge Financial Solutions, Inc.	159,400	28,540,570
Genpact Ltd.	407,000	14,733,400
Jack Henry & Associates, Inc.	112,300	16,973,022
Paychex, Inc.	197,480	22,775,368
		83,022,360
Machinery - 3.9%
IDEX Corporation	110,800	23,048,616

Professional Services - 0.5%
Verisk Analytics, Inc.	13,400	3,165,616

Semiconductors & Semiconductor Equipment - 9.4%
Entegris, Inc.	253,000	23,759,230
Microchip Technology, Inc.	414,920	32,384,506
		56,143,736
Specialty Retail - 4.5%
Ross Stores, Inc.	240,026	27,110,936

Trading Companies & Distributors - 4.6%
Fastenal Company	349,000	19,069,360
Watsco, Inc.	21,720	8,204,078
		27,273,438

Total Common Stocks (Cost $292,134,295)		$ 569,896,647

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.6%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.26% (a) (Cost $27,402,104)	27,402,104	$ 27,402,104

Total Investments at Value - 100.0% (Cost $319,536,399)		$ 597,298,751

Other Assets in Excess of Liabilities - 0.0% (b)		147,916

Net Assets - 100.0%		$ 597,446,667

(a)	The rate shown is the 7-day effective yield as of September 30, 2023.
(b)	Percentage rounds to less than 0.1%.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 88.9%	Shares	Value
Banks - 9.5%
Home BancShares, Inc.	412,135	$ 8,630,107
Pinnacle Financial Partners, Inc.	184,100	12,342,064
SouthState Corporation	134,606	9,067,060
		30,039,231
Chemicals - 3.0%
Element Solutions, Inc.	485,730	9,525,165

Diversified Consumer Services - 3.6%
Carriage Services, Inc.	135,500	3,827,875
Frontdoor, Inc. (a)	249,205	7,623,181
		11,451,056
Food Products - 3.2%
Nomad Foods Ltd. (a)	656,280	9,988,582

Gas Utilities - 3.8%
Brookfield Infrastructure Corporation - Class A	336,670	11,897,918

Health Care Facilities & Services - 3.7%
Chemed Corporation	22,655	11,773,804

Hotels, Restaurants & Leisure - 4.0%
Choice Hotels International, Inc.	102,300	12,532,773

Insurance - 5.1%
Hagerty, Inc. - Class A (a)	729,259	5,958,046
Trisura Group Ltd. (a)	448,480	9,994,602
		15,952,648
IT Services - 8.3%
Cass Information Systems, Inc.	222,645	8,293,526
ExlService Holdings, Inc. (a)	634,470	17,790,539
		26,084,065
Machinery - 2.9%
Franklin Electric Company, Inc.	104,500	9,324,535

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.9% (Continued)	Shares	Value
Media - 2.7%
Boston Omaha Corporation - Class A (a)	520,240	$ 8,526,734

Multi-Line Retail - 3.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	150,550	11,619,449

Professional Services - 8.8%
CBIZ, Inc. (a)	415,227	21,550,281
Exponent, Inc.	72,478	6,204,117
		27,754,398
Real Estate Management & Development - 8.0%
Colliers International Group, Inc.	155,271	14,789,563
FirstService Corporation	72,534	10,556,598
		25,346,161
Real Estate Owners & Developers - 3.0%
Dream Finders Homes, Inc. - Class A (a)	430,000	9,558,900

Road & Rail - 3.7%
Landstar System, Inc.	65,700	11,624,958

Software - 5.9%
Descartes Systems Group, Inc. (The) (a)	101,200	7,426,056
SPS Commerce, Inc. (a)	65,008	11,091,015
		18,517,071
Specialty Retail - 2.3%
Floor & Decor Holdings, Inc. - Class A (a)	80,558	7,290,499

Trading Companies & Distributors - 3.7%
SiteOne Landscape Supply, Inc. (a)	70,614	11,541,858

Total Common Stocks (Cost $201,896,729)		$ 280,349,805

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 11.1%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.26% (b) (Cost $34,910,186)	34,910,186	$ 34,910,186

Total Investments at Value - 100.0% (Cost $236,806,915)		$ 315,259,991

Liabilities in Excess of Other Assets - (0.0%) (c)		(125,619)

Net Assets - 100.0%		$ 315,134,372

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.
(c)	Percentage rounds to less than 0.1%.